Commitments and Contingencies (Details 2) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2013 Principal Payments USD ($)	Dec. 31, 2013 Principal Payments KRW	Dec. 31, 2013 Interest USD ($)	Dec. 31, 2013 Interest KRW	Dec. 31, 2013 Capital Lease Obligations Principal Payments USD ($)	Dec. 31, 2013 Capital Lease Obligations Principal Payments KRW	Dec. 31, 2012 Capital Lease Obligations Principal Payments USD ($)	Dec. 31, 2012 Capital Lease Obligations Principal Payments KRW	Dec. 31, 2011 Capital Lease Obligations Principal Payments USD ($)	Dec. 31, 2011 Capital Lease Obligations Principal Payments KRW	Dec. 31, 2013 Capital Lease Obligations Interest USD ($)	Dec. 31, 2013 Capital Lease Obligations Interest KRW	Dec. 31, 2012 Capital Lease Obligations Interest USD ($)	Dec. 31, 2012 Capital Lease Obligations Interest KRW	Dec. 31, 2011 Capital Lease Obligations Interest USD ($)	Dec. 31, 2011 Capital Lease Obligations Interest KRW
Commitments and Contingencies
Capital lease, principal payment									$ 243	256,000	$ 203	216,000	$ 151	175,000
Capital lease, interest payment		24,000	55,000	58,000											22	23,000	36	39,000	52	61,000
Additional capital lease agreements	173	182,000
Future minimum lease payments
2014					137	145,000	11	12,000
2015					107	113,000	4	4,000
2016					$ 14	15,000